Capital transactions (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended			12 Months Ended
	Dec. 08, 2016	Aug. 11, 2016	Mar. 15, 2016	Nov. 16, 2015	Mar. 05, 2015	May 31, 2016	Mar. 29, 2016	Feb. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 19, 2016	Jul. 31, 2016
Class of Stock [Line Items]
Preferred stock, shares authorized									1,000,000	1,000,000
Proceeds from issuance of ordinary shares									$ 7,001
Share-based compensation expenses									$ 1,566	$ 239	$ 538
Investor [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										1,000,000
Proceeds from issuance of ordinary shares		$ 6,650				$ 350
Number of ordinary shares agreed to be sold through share purchase agreement													1,900,000
Value of ordinary shares agreed to be sold through share purchase agreement													$ 7,000
Fair value of shares issued												$ 3.30
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares issued to employees, directors and consultants	320,000		48,000	72,500	45,000		31,250	60,000
Grant date fair value	$ 3.43		$ 3.35	$ 1.56	$ 2.80		$ 3.38	$ 3.37